Basis of Presentation	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation

Note 2 – Basis of Presentation

Basis of Accounting

The accompanying financial statements have been prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and the rules of the U.S. Securities and Exchange Commission (“SEC”). All references to GAAP are in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) and the GAAP hierarchy.

When preparing financial statements in conformity with GAAP, we must make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

These statements reflect all adjustments, consisting of normal recurring adjustments, which in the opinion of management are necessary for fair presentation of the information contained therein.

Initial Public Offering

In June 2023, the Company completed its initial public offering (“IPO”) in which it issued and sold 1,190,000 shares of its common stock at a price of $6.00 per share pursuant to an Underwriting Agreement between the Company and Alexander Capital, L.P. (the “Underwriter”). The Company received net proceeds of $6,226,000, after deducting underwriters’ discounts and commissions and before consideration of other issuance costs. In connection with the IPO, a total of $6,029,204 of convertible debt, consisting of $5,526,691 of principal and $502,513 of interest, was converted into 1,572,171 shares of common stock, inclusive of $179,687, consisting of $165,000 of principal and $14,687 of interest, that converted into 43,562 shares of common stock issued upon the conversion of debts held by related parties.

Pursuant to the Underwriting Agreement, the Company also issued to the Underwriter a Common Stock Purchase Warrant to purchase up to 82,110 shares of Common Stock at an exercise price of $7.20, which may be exercised for a five-year period beginning December 18, 2023.

Prior to the IPO, all deferred offering costs were capitalized in other noncurrent assets on the balance sheets. Deferred offering costs of $1,283,954, primarily consisting of accounting, legal, and other fees related to the Company’s IPO, were offset against the IPO proceeds upon the closing of the Company’s IPO in June 2023. As of December 31, 2023, all deferred offering costs were paid. Unpaid deferred offering costs totaled $543,664 as of December 31, 2022.

Reverse Stock Split

On June 15, 2023, the Company effected a 2.5-for-1 reverse stock split of its outstanding shares of capital stock. There was no preferred stock outstanding prior to or after the reverse stock split. All issued and outstanding shares of common stock have been adjusted in these condensed financial statements, on a retrospective basis, to reflect the reverse stock split for all periods presented, as well as all common stock warrants and stock option awards which, by the terms thereof, were subject to adjustment in connection with the reverse stock split. The par value of the common stock was not adjusted by the reverse stock split.

BRANCHOUT FOOD INC.

NOTES TO FINANCIAL STATEMENTS

Going Concern

As shown in the accompanying financial statements, the Company has incurred recurring losses from operations resulting in an accumulated deficit of $12,810,541, and working capital of $899,150 as of December 31, 2023, and the Company’s cash on hand may not be sufficient to sustain operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern. Management is actively pursuing new customers to increase revenues. In addition, the Company is currently seeking additional sources of capital to fund short term operations. Management believes these factors will contribute toward achieving profitability. The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

The financial statements do not include any adjustments that might result from the outcome of any uncertainty as to the Company’s ability to continue as a going concern. These financial statements also do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.